Investments in Associates and Joint Ventures - Financial Information of Significant Associates (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [Line Items]
Current assets	₩ 8,102,294	₩ 7,958,839
Non-current assets	36,509,326	34,410,272
Current liabilities	7,787,722	6,847,557
Non-current liabilities	14,000,362	13,172,304
Revenue	17,846,932	16,945,910	₩ 17,552,010
Profit for the year	861,942	3,131,988	2,657,595
Other comprehensive income (loss)	1,009	(141,584)	(1,013)
Total comprehensive income	862,951	2,990,404	2,656,582
SK hynix Inc. [member]
Disclosure of associates [Line Items]
Current assets	14,457,602	19,894,146	17,310,444
Non-current assets	50,331,892	43,764,189	28,108,020
Current liabilities	7,874,033	13,031,852	8,116,133
Non-current liabilities	8,972,266	3,774,152	3,481,412
Revenue	26,990,733	40,445,066	30,109,434
Profit for the year	2,016,391	15,539,984	10,642,219
Other comprehensive income (loss)	94,023	(67,219)	(422,042)
Total comprehensive income	2,110,414	15,472,765	10,220,177
KEB HanaCard Co., Ltd. [member]
Disclosure of associates [Line Items]
Current assets	7,974,407	7,781,888	7,339,492
Non-current assets	207,284	202,251	220,258
Current liabilities	1,015,657	1,122,538	1,181,746
Non-current liabilities	5,537,850	5,286,179	4,861,842
Revenue	1,236,678	1,642,133	1,519,607
Profit for the year	56,281	106,675	106,352
Other comprehensive income (loss)	(4,458)	(4,344)	(984)
Total comprehensive income	51,823	102,331	105,368
Korea IT fund [member]
Disclosure of associates [Line Items]
Current assets	113,233	118,024	144,874
Non-current assets	378,691	326,740	260,920
Revenue	70,565	57,430	11,743
Profit for the year	53,867	45,110	1,916
Other comprehensive income (loss)	6,132	(13,422)	4,108
Total comprehensive income	59,999	31,688	6,024
SK China Company Ltd. [member]
Disclosure of associates [Line Items]
Current assets	615,028	677,686	729,872
Non-current assets	1,442,748	1,221,736	1,031,647
Current liabilities	59,395	71,396	81,161
Non-current liabilities	215,354	117,094	64,717
Revenue	116,269	117,132	69,420
Profit for the year	23,474	30,274	11,492
Other comprehensive income (loss)	(15,093)	(16,149)	27,190
Total comprehensive income	₩ 8,381	₩ 14,125	₩ 38,682